Warrant derivative liability (Warrant activity) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding at Beginning		992,392	0
Number of Warrants, Exercisable at Beginning		992,392	0
Number of Warrants, Granted		0	992,392	[1]
Number of Warrants, Exercised		174,903	0
Number of Warrants, Surrendered		0
Number of Warrants, Expired		0	0
Number of Warrants, Outstanding at Ending			992,392
Number of Warrants, Exercisable at Ending		817,489	992,392
Average Exercise Price, Outstanding at Beginning		$ 1.00	$ 0
Average Exercise Price, Exercisable at Beginning			0
Average Exercise Price, Granted		0	1.00	[1]
Average Exercise Price, Exercised		1.39	0
Average Exercise Price, Surrendered		0
Average Exercise Price, Expired		0	0
Average Exercise Price, Outstanding at Ending			$ 1.00
Average Exercise Price, Exercisable at Ending		$ 1.00
Weighted Average Remaining Contractual Contractual Term in Years, Granted	[1]		4 years
Weighted Average Remaining Contractual Contractual Term in Years, Outstanding			3 years 3 months 3 days
Weighted Average Remaining Contractual Contractual Term in Years, Exercisable		2 years 3 months 3 days

[1]	After a price reset adjustment on November 15, 2017, Investor Warrants to purchase an initial 434,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 896,739 of the Company’s shares, and Placement Agent Warrants to purchase an initial 34,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 95,653 of the Company’s shares.